================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2012

Check here if Amendment[_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co

Address: 1925 Atherholt Road
         Lynchburg,VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    John D. Doyle, Jr.

Title:   President

Phone:   434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ John D. Doyle, Jr.     Lynchburg, VA    07/13/2012
_______________________
      [Signature]          [City, State]      [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      89

Form 13F Information Table Value Total: 136,870
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           TITLE OF              VALUE   SHRS OR                 INVESTMENT VOTING  AUTHORITY
NAME OF ISSUER              CLASS      CUSIP   (X $1000) PM AMT  SH/PRN PUT/CALL DISCRETION  SOLE    SHARED   NONE
--------------             --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
Abbott Labs                 common   002824100   3,174    49,236                    Sole     49,236
Adobe Systems               common   00724F101     665    20,550                    Sole     20,550
Altria                      common   02209S103     302     8,739                    Sole      8,739
A T & T                     common   00206R102   1,298    36,413                    Sole     36,413
Apple                       common   037833100     958     1,640                    Sole      1,640
Bank of America             common   060505104     347    42,469                    Sole     42,469
BB&T                        common   054937107     662    21,470                    Sole     21,470
BBT Pfd D                  preferred 054937206     819    31,200                    Sole     31,200
Berkshire Hathaway
  Class B                   common   084670108     844    10,125                    Sole     10,125
Boeing                      common   097023105     760    10,227                    Sole     10,227
Canadian Natl Railway       common   136375102     774     9,175                    Sole      9,175
Caterpillar                 common   149123101     680     8,012                    Sole      8,012
Chevron Corp                common   166764100   2,543    24,107                    Sole     24,107
Cisco                       common   17275R102     936    54,488                    Sole     54,488
Coca-Cola                   common   191216100     471     6,021                    Sole      6,021
Conoco Phillips             common   20825C104   2,138    38,264                    Sole     38,264
Consolidated Edison         common   209115104     224     3,600                    Sole      3,600
Corning Inc                 common   219350105     161    12,450                    Sole     12,450
Covidien PLC                common   G2554F113   1,182    22,100                    Sole     22,100
CSX                         common   126408103     311    13,893                    Sole     13,893
CVS/Caremark                common   126650100   2,219    47,485                    Sole     47,485
Deere & Co                  common   244199105   2,226    27,525                    Sole     27,525
Devon Energy                common   25179M103     565     9,750                    Sole      9,750
Dicks Sporting Goods        common   253393102     986    20,550                    Sole     20,550
Dominion Resources          common   25746U109   2,884    53,414                    Sole     53,414
DuPont                      common   263534109   2,020    39,954                    Sole     39,954
EMC                         common   268648102     903    35,240                    Sole     35,240
Emerson                     common   291011104     212     4,551                    Sole      4,551
Enbridge                    common   29250N105     715    17,900                    Sole     17,900
Exxon- Mobil                common   30231G102   8,277    96,725                    Sole     96,725
Fedex Corp                  common   31428X106   1,658    18,101                    Sole     18,101
GE                          common   369604103   2,898   139,068                    Sole    139,068
General Mills               common   370334104     997    25,875                    Sole     25,875
Health Care REIT            common   42217K106     433     7,425                    Sole      7,425
Honeywell                   common   438516106   2,941    52,675                    Sole     52,675
Intel                       common   458140100     313    11,750                    Sole     11,750
International Bus. Mach.    common   459200101   5,608    28,675                    Sole     28,675
ishares Barclay Aggregate
  Bd                        common   464287226   4,460    40,074                    Sole     40,074
ishares Inv Gr Bond ETF     common   464287242   3,160    26,875                    Sole     26,875
ishares MSCI Emerging
  Markets                   common   464287234     542    13,850                    Sole     13,850

ishares Dow Jns US Fincl      common   464287788 1,292  23,375                       Sole  23,375
ishares Healthcare Ind        common   464287762 1,030  12,950                       Sole  12,950
ishares Int Govt Bond In      common   464288612   235   2,100                       Sole   2,100
ishares Lehman 1-3 yr Trs     common   464287457   451   5,350                       Sole   5,350
ishares Midcap 400 Index      common   464287507 1,848  19,625                       Sole  19,625
ishares Preferred Index      preferred 464288687 2,681  68,700                       Sole  68,700
ishares Regional Bank Index   common   464288778   274  11,450                       Sole  11,450
ishares S&P Natl Muni         common   464288414   363   3,300                       Sole   3,300
ishares Technology Index      common   464287721   942  13,225                       Sole  13,225
Johnson & Johnson             common   478160104 2,794  41,351                       Sole  41,351
Kimberly Clark                common   494368103 2,452  29,275                       Sole  29,275
Lincoln Natl Corp             common   534187109   492  22,476                       Sole  22,476
3M                            common   604059105 1,897  21,168                       Sole  21,168
McDonalds Corp                common   580135101 1,689  19,077                       Sole  19,077
McKesson Corp                 common   58155Q103 1,533  16,350                       Sole  16,350
MetLife                       common   59156R108   255   8,250                       Sole   8,250
Microsoft                     common   594918104 2,174  71,072                       Sole  71,072
Nextera Energy                common   65339F101   764  11,100                       Sole  11,100
Nextern Energy 5.7 Pfd       preferred 65339K605   534  20,200                       Sole  20,200
Norfolk Southern              common   655844108 2,322  32,353                       Sole  32,353
Nuveen Municipal Value        common   670928100 2,403 233,286                       Sole 233,286
  Oracle                      common   68389X105   766  25,800                       Sole  25,800
PepsiCo                       common   713448108 4,175  59,081                       Sole  59,081
Pfizer                        common   717081103   404  17,555                       Sole  17,555
Philip Morris Intl            common   718172109   615   7,053                       Sole   7,053
Plum Creek Timber             common   729251108   728  18,350                       Sole  18,350
Powershares QQQ Trust         common   73935A104 1,428  22,250                       Sole  22,250
Procter & Gamble              common   742718109 5,186  84,673                       Sole  84,673
Progress Energy               common   743263105   857  14,237                       Sole  14,237
Qualcomm                      common   747525103 1,210  21,725                       Sole  21,725
SPDR Energy Sector            common   81369Y506   237   3,575                       Sole   3,575
SPDR Short Term Muni Bd       common   78464A425   518  21,200                       Sole  21,200
SPDR Tr I Unit Ser 1          common   78462F103   667   4,904                       Sole   4,904
Southern Co                   common   842587107 2,495  53,880                       Sole  53,880
Starwood Hotels               common   85590A401   597  11,250                       Sole  11,250
SunTrust Bank                 common   867914103   207   8,526                       Sole   8,526
Thermo Fisher Scientific      common   883556102   423   8,150                       Sole   8,150
US Bancorp 6.5% Pfd          preferred 902973833   489  17,100                       Sole  17,100
Union Pacific                 common   907818108   831   6,965                       Sole   6,965
United Parcel Service         common   911312106 1,467  18,625                       Sole  18,625
United Technologies           common   913017109 4,349  57,578                       Sole  57,578
Vanguard Div Apprec ETF       common   921908844 3,245  57,247                       Sole  57,247

Vanguard Total Bond
  ETF                   common 921937835   3,050    36,150                       Sole    36,150
Ventas                  common 92276F100   3,374    53,450                       Sole    53,450
Verizon                 common 92343V104   4,980   112,071                       Sole   112,071
Vodafone Group          common 92857W209     687    24,375                       Sole    24,375
Walt Disney             common 254687106   1,168    24,075                       Sole    24,075
Washington Real Estate  common 939653101     657    23,100                       Sole    23,100
Wells Fargo             common 949746101     369    11,034                       Sole    11,034
                                         136,870 2,651,653                            2,651,653